Related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party [Abstract]
The executive compensation expense to the top five key management personnel
The executive compensation expense to the top five key management personnel is as follows:

	2023	2022
	$	$

Short-term employee benefits and termination benefits	3,242	2,914
Share-based payments	20,331	21,251

Total compensation paid to key management personnel	23,573	24,165